Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity

7. Stockholders’ Equity

The condensed consolidated statement of stockholders’ equity has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization as discussed in Note 3, Summary of Significant Accounting Policies.

Preferred Stock

Upon closing of the Business Combination Transaction, pursuant to the terms of our Certificate of Incorporation, we authorized 10,000,000 shares of preferred stock with a par value of $0.0001 per share. Our board of directors has the authority, without further action by our stockholders, to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of March 31, 2021 and December 31, 2020.

Common Stock

Pursuant to the terms of our Certificate of Incorporation, we authorized 500,000,000 shares of common stock with a par value of $0.0001 per share. There were 127,325,116 and 127,123,954 shares of common stock issued and outstanding as of March 31, 2021 and December 31, 2020, respectively.

Voting

The holders of our common stock are entitled to one vote for each share of common stock held at all meetings of stockholders (and written actions in lieu of meetings), and there is no cumulative voting.

Dividends

Common stockholders are entitled to receive dividends whenever funds are legally available and when declared by the board of directors. No dividends have been declared to date.

Warrants

ARYA issued public warrants and private placement warrants (collectively, the warrants) in its Initial Public Offering in June 2020. Upon the consummation of the Business Combination Transaction each outstanding warrant of ARYA become one warrant to purchase one share of Cerevel Therapeutics Holdings, Inc. Pursuant to the agreement, no fractional warrants were issued upon separation of the units and only whole warrants will trade. If a holder would be entitled to receive a fractional warrant, we rounded down to the nearest whole number of warrants to be issued to the warrant holder. None of the terms of the warrants were modified as a result of the Business Combination Transaction.

As of March 31, 2021 and December 31, 2020, we determined that our 4,983,314 public warrants outstanding satisfied the criteria for classification as equity instruments in our condensed consolidated balance sheet.

As of March 31, 2021 and December 31, 2020, there were 166,333 private placement warrants outstanding. The fair value of our private placement warrants as of March 31, 2021, totaled approximately $0.7 million. We reclassified our private placement warrants from equity to other long-term liabilities in our condensed consolidated balance sheet as of March 31, 2021. Upon establishment of this liability, we reclassified approximately $0.3 million from additional paid-in capital and recognized a charge of approximately $0.4 million to other income (expense), net, resulting from the change in fair value of these warrants. We did not recognize a liability in relation to our private placement warrants prior to March 31, 2021, as we previously determined that the fair value of these warrants was immaterial.

The warrants will become exercisable beginning on June 9, 2021. Each whole warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share. The warrants will expire five years after the completion of the Business Combination, or earlier upon redemption or liquidation.

11. Stockholders’ Equity

The consolidated statement of stockholders’ equity has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization as defined in Note 3, Business Combination.

Preferred Stock

Upon closing of the Business Combination Transaction, pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company authorized 10,000,000 shares of preferred stock with a par value $0.0001 per share. Our board of directors has the authority, without further action by the stockholders to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the dividend, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of December 31, 2020.

In connection with the closing of the Business Combination Transaction, all previously issued and outstanding Series A-1 Convertible Preferred Stock and Series A-2 Convertible Preferred Stock were exchanged for common stock in Cerevel pursuant to the Exchange Ratio established in the Business Combination Agreement, subject to certain anti-dilution protections related to the Series A-2 Convertible Preferred Stock and the redemption feature that was redeemed related to the July Additional Financing Shares issued to Bain Investor. All fractional shares were rounded down.

Common Stock

Pursuant to the terms of the Amended and Restated Certificate of Incorporation, we authorized 500,000,000 shares of common stock with a par value $0.0001. Immediately following closing of the Business Combination Transaction and as of December 31, 2020, there were 127,123,954 shares of common stock issued and outstanding.

As discussed in Note 3, Business Combination, we have retroactively adjusted the shares issued and outstanding prior to October 27, 2020 to give effect to the Exchange Ratio established in the Business Combination Agreement to determine the number of shares of common stock into which they were converted.

Voting

The holders of our common stock are entitled to one vote for each share of common stock held at all meetings of stockholders (and written actions in lieu of meetings), and there is no cumulative voting.

Dividends

Common stockholders are entitled to receive dividends whenever funds are legally available and when declared by the board of directors. No dividends have been declared to date.

Warrants

ARYA issued public warrants and private placement warrants (collectively, the warrants) in its Initial Public Offering in June 2020. Upon the consummation of the Business Combination Transaction each outstanding warrant of ARYA become one warrant to purchase one share of Cerevel Therapeutics Holdings, Inc. Pursuant to the agreement, no fractional warrants were issued upon separation of the units and only whole warrants will trade. If a holder would be entitled to receive a fractional warrant, we rounded down to the nearest whole number of warrants to be issued to the warrant holder. None of the terms of the warrants were modified as a result of the Business Combination Transaction. Immediately following the Business Combination and as of December 31, 2020, there were 4,983,314 public warrants and 166,333 private placement warrants outstanding.

These warrants will become exercisable beginning on June 9, 2021. Each whole warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share. The warrants will expire five years after the completion of the Business Combination, or earlier upon redemption or liquidation.